iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  49 .7%
iShares Core S&P 500 ETF .................. 1,799,533 $ 1,233,093,997
iShares Core S&P Mid-Cap ETF ............... 1,014,820 65,892,262
iShares Core S&P Small-Cap ETF ............. 260,894 30,733,313
1,329,719,572
a
Domestic Fixed Income  —  16 .9%
iShares Core Universal USD Bond ETF .......... 9,648,213 451,825,815
a
International Equity  —  30 .3%
iShares Core MSCI Emerging Markets ETF ....... 3,440,777 234,901,846
iShares Core MSCI International Developed Markets
ETF ................................ 7,137,620 576,220,063
811,121,909
a
International Fixed Income  —  3 .0%
iShares Core International Aggregate Bond ETF .... 1,550,177 80,252,663
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,031,413,378 ) ............................... 2,672,919,959
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (b)
............................ 2,527,198 $ 2,527,198
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,527,198 ) .................................. 2,527,198
Total Investments — 100.0%
(Cost: $ 2,033,940,576 ) ............................... 2,675,447,157
Liabilities in Excess of Other Assets — 0 .0% ................ (379,718)
Net Assets — 100.0% ................................. $ 2,675,067,439
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ — $ 6,198
(b)
$ — $ (6,198) $ — $ — — $ 8,899
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 2,413,709 113,489
(b)
— — — 2,527,198 2,527,198 36,909 —
iShares Core
International
Aggregate Bond ETF 65,875,593 13,565,869 (147,779) 720 958,260 80,252,663 1,550,177 — —
iShares Core MSCI
Emerging Markets
ETF ........... 209,702,193 6,654,201 (9,444,001) 783,930 27,205,523 234,901,846 3,440,777 — —
iShares Core MSCI
International
Developed Markets
ETF ........... 512,132,083 24,823,832 (1,233,371) 10,137 40,487,382 576,220,063 7,137,620 — —
iShares Core S&P 500
ETF ........... 1,172,544,113 36,096,117 (69,951,879) 4,669,620 89,736,026 1,233,093,997 1,799,533 3,734,489 —
iShares Core S&P Mid-
Cap ETF ........ 64,624,029 1,980,096 (2,660,994) (44,820) 1,993,951 65,892,262 1,014,820 220,394 —
iShares Core S&P
Small-Cap ETF ... 29,704,249 939,886 (1,939,547) (34,098) 2,062,823 30,733,313 260,894 121,280 —
iShares Core Universal
USD Bond ETF ... 373,775,079 72,011,100 (846,847) (133,517) 7,020,000 451,825,815 9,648,213 4,068,493 —
$ 5,245,774 $ 169,463,965
$ 2,675,447,157
$ 8,190,464 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
Core 80/20 Aggressive Allocation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 6 12/19/25 $ 2,062 $ 43,020
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,672,919,959 $ — $ — $ 2,672,919,959
Short-Term Securities
Money Market Funds ...................................... 2,527,198 — — 2,527,198
$ 2,675,447,157 $ — $ — $ 2,675,447,157
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,020 $ — $ — $ 43,020
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.